THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.1%

	Shares	Value
BRAZIL — 5.7%
Dexco	454,584	$804,625
TIM	323,303	977,002

		1,781,627

CHINA — 28.6%

COMMUNICATION SERVICES — 2.8%

Baidu, Cl A *	44,520	872,829

CONSUMER DISCRETIONARY — 9.5%
Great Wall Motor, Cl H	667,500	903,820
Haier Smart Home, Cl H	322,302	1,051,762
JD.com, Cl A	48,900	1,001,965

		2,957,547

CONSUMER STAPLES — 4.4%
China Mengniu Dairy	190,000	717,473
Tingyi Cayman Islands Holding	432,705	668,013

		1,385,486

FINANCIALS — 6.8%
China International Capital, Cl H	487,863	1,073,450
Ping An Insurance Group of China, Cl H	148,184	1,068,785

		2,142,235

HEALTH CARE — 2.2%
Shandong Weigao Group Medical Polymer, Cl H	519,890	669,286

INDUSTRIALS — 2.9%
Xinyi Glass Holdings	541,000	893,470

		8,920,853

HONG KONG — 7.2%
ASMPT	96,551	939,029
Hang Lung Properties	444,263	689,275
Sino Biopharmaceutical	1,363,104	615,231

		2,243,535

HUNGARY — 2.8%
OTP Bank Nyrt	24,156	879,027

INDIA — 2.5%
IndusInd Bank	45,913	791,418

MALAYSIA — 3.8%
Petronas Chemicals Group	770,600	1,187,773

MEXICO — 7.1%
Fibra Uno Administracion	523,410	786,756
Gruma, Cl B	36,967	660,306
Kimberly-Clark de Mexico, Cl A	323,954	763,986

		2,211,048

SINGAPORE — 2.0%
Singapore Telecommunications	316,092	632,303

SOUTH AFRICA — 6.0%
Growthpoint Properties	871,473	617,408
Sibanye Stillwater	661,636	1,251,221

		1,868,629

SOUTH KOREA — 13.5%
Amorepacific	12,136	1,073,022

COMMON STOCK — (continued)

	Shares	Value
SOUTH KOREA — (continued)
Korea Investment Holdings	19,686	$754,451
Shinhan Financial Group	27,350	752,063
SK Hynix	10,799	1,045,461
SK Telecom	16,748	605,722

		4,230,719

TAIWAN — 13.2%
Bizlink Holding	103,516	996,403
Cathay Financial Holding	531,697	774,033
Hiwin Technologies	128,074	859,899
Largan Precision	7,670	530,834
MediaTek	44,592	979,061

		4,140,230

VIETNAM — 2.7%
Vietnam Dairy Products JSC	251,694	828,797

TOTAL COMMON STOCK (Cost $27,591,767)		29,715,959

PREFERRED STOCK — 2.4%

BRAZIL — 2.4%
Banco Bradesco * (A)	213,100	750,328

TOTAL PREFERRED STOCK (Cost $580,530)		750,328

TOTAL INVESTMENTS— 97.5% (Cost $28,172,297)		$30,466,287

Percentages	are based on Net Assets of $31,239,990.
*	Non-income producing security.
(A)	There is currently no rate available.

Cl — Class

JSC — Joint-Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 72.7%

	Face Amount	Value

COMMUNICATION SERVICES — 5.4%
CCO Holdings
7.375%, 03/01/2031 (A)	$750,000	$745,727
4.750%, 03/01/2030 (A)	1,500,000	1,300,150
CSC Holdings
4.625%, 12/01/2030 (A)	1,000,000	502,355
4.125%, 12/01/2030 (A)	750,000	542,269
LCPR Senior Secured Financing DAC
5.125%, 07/15/2029 (A)	1,000,000	826,925
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,250,000	1,153,983
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	500,000	406,311

		5,477,720

CONSUMER DISCRETIONARY — 8.7%
Adient Global Holdings
8.250%, 04/15/2031 (A)	1,500,000	1,541,999
Allied Universal Holdco
4.625%, 06/01/2028 (A)	750,000	637,264
Clarios Global
6.750%, 05/15/2028 (A)	175,000	175,781
Gap
3.875%, 10/01/2031 (A)	500,000	357,555
Goodyear Tire & Rubber
5.625%, 04/30/2033	1,000,000	895,547
Ken Garff Automotive
4.875%, 09/15/2028 (A)	600,000	525,683
Lithia Motors
4.375%, 01/15/2031 (A)	500,000	429,775
3.875%, 06/01/2029 (A)	250,000	215,285
PetSmart
7.750%, 02/15/2029 (A)	500,000	487,730
4.750%, 02/15/2028 (A)	250,000	229,244
Sonic Automotive
4.875%, 11/15/2031 (A)	1,000,000	830,159
Sotheby’s
5.875%, 06/01/2029 (A)	500,000	387,500
Upbound Group
6.375%, 02/15/2029 (A)	1,500,000	1,376,265
Wynn Macau
5.125%, 12/15/2029 (A)	500,000	424,315
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	250,000	249,825

		8,763,927

CONSUMER STAPLES — 4.4%
Ashton Woods USA
6.625%, 01/15/2028 (A)	250,000	239,882
4.625%, 04/01/2030 (A)	500,000	427,500
Darling Ingredients
6.000%, 06/15/2030 (A)	1,000,000	984,969
Energizer Holdings
6.500%, 12/31/2027 (A)	50,000	48,588

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

CONSUMER STAPLES — (continued)
Medline Borrower
5.250%, 10/01/2029 (A)	$500,000	$443,589
3.875%, 04/01/2029 (A)	500,000	437,836
STL Holding
7.500%, 02/15/2026 (A)	250,000	231,250
United Natural Foods
6.750%, 10/15/2028 (A)	2,000,000	1,666,080

		4,479,694

ENERGY — 4.1%
CQP Holdco
5.500%, 06/15/2031 (A)	1,073,000	975,914
Genesis Energy
8.875%, 04/15/2030	250,000	249,359
Global Partners
7.000%, 08/01/2027	1,500,000	1,466,236
Kinetik Holdings
5.875%, 06/15/2030 (A)	1,500,000	1,441,875

		4,133,384

FINANCIALS — 10.1%
Alliant Holdings Intermediate
6.750%, 04/15/2028 (A)	500,000	497,466
Burford Capital Global Finance
9.250%, 07/01/2031 (A)	1,500,000	1,515,000
6.250%, 04/15/2028 (A)	1,500,000	1,387,500
Freedom Mortgage
8.250%, 04/15/2025 (A)	532,000	525,715
6.625%, 01/15/2027 (A)	500,000	439,917
HUB International
7.250%, 06/15/2030 (A)	500,000	509,505
LFS Topco
5.875%, 10/15/2026 (A)	340,000	302,723
LPL Holdings
4.000%, 03/15/2029 (A)	1,250,000	1,120,460
Nationstar Mortgage Holdings
5.750%, 11/15/2031 (A)	750,000	636,450
5.500%, 08/15/2028 (A)	250,000	226,425
PROG Holdings
6.000%, 11/15/2029 (A)	2,000,000	1,810,063
Rithm Capital
6.250%, 10/15/2025 (A)	1,250,000	1,188,581

		10,159,805

HEALTH CARE — 5.0%
Bausch Health
6.250%, 02/15/2029 (A)	100,000	46,339
6.125%, 02/01/2027 (A)	250,000	164,139
5.250%, 01/30/2030 (A)	1,500,000	668,658
5.250%, 02/15/2031 (A)	50,000	22,572
5.000%, 02/15/2029 (A)	125,000	57,025
4.875%, 06/01/2028 (A)	250,000	151,575
Emergent BioSolutions
3.875%, 08/15/2028 (A)	1,525,000	846,375

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

HEALTH CARE — (continued)
Garden Spinco
8.625%, 07/20/2030 (A)	$400,000	$431,691
HealthEquity
4.500%, 10/01/2029 (A)	250,000	223,941
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	500,000	451,474
Tenet Healthcare
6.750%, 05/15/2031 (A)	1,500,000	1,489,974
4.375%, 01/15/2030	500,000	445,943

		4,999,706

INDUSTRIALS — 13.9%
AerCap Global Aviation Trust
6.500%, TSFR3M + 4.562%, 06/15/2045 (A)(B)	500,000	488,245
American Airlines
5.750%, 04/20/2029 (A)	500,000	484,059
5.500%, 04/20/2026 (A)	687,500	677,196
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)	125,000	123,347
BWX Technologies
4.125%, 06/30/2028 (A)	500,000	455,092
Cemex
5.200%, 09/17/2030 (A)	250,000	236,259
Clean Harbors
6.375%, 02/01/2031 (A)	125,000	125,598
Covanta Holding
4.875%, 12/01/2029 (A)	1,125,000	993,503
Dycom Industries
4.500%, 04/15/2029 (A)	1,300,000	1,174,716
Enviri
5.750%, 07/31/2027 (A)	1,757,000	1,517,609
GFL Environmental
4.375%, 08/15/2029 (A)	250,000	222,916
4.000%, 08/01/2028 (A)	800,000	715,954
ILFC E-Capital Trust I
7.064%, 12/21/2065 (A)(B)	2,455,000	1,721,920
ILFC E-Capital Trust II
7.314%, 12/21/2065 (A)(B)	1,000,000	714,894
Interface
5.500%, 12/01/2028 (A)	1,324,000	1,110,245
ITT Holdings
6.500%, 08/01/2029 (A)	1,000,000	855,246
SPX FLOW
8.750%, 04/01/2030 (A)	250,000	230,550
TransDigm
6.750%, 08/15/2028 (A)	500,000	501,492
TransMontaigne Partners
6.125%, 02/15/2026	1,000,000	875,000
Wabash National
4.500%, 10/15/2028 (A)	125,000	105,313
Waste Pro USA
5.500%, 02/15/2026 (A)	750,000	710,625

		14,039,779

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

INFORMATION TECHNOLOGY — 1.5%
Ciena
4.000%, 01/31/2030 (A)	$200,000	$175,020
Entegris Escrow
5.950%, 06/15/2030 (A)	500,000	479,494
Total Play Telecomunicaciones
6.375%, 09/20/2028 (A)	1,500,000	860,513

		1,515,027

MATERIALS — 14.1%
Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (A)	1,000,000	817,905
Arsenal AIC Parent
8.000%, 10/01/2030 (A)	250,000	255,000
Avient
7.125%, 08/01/2030 (A)	500,000	504,030
Axalta Coating Systems
3.375%, 02/15/2029 (A)	1,000,000	855,834
Canpack
3.875%, 11/15/2029 (A)	250,000	200,902
Chemours
4.625%, 11/15/2029 (A)	2,500,000	2,110,175
Graham Packaging
7.125%, 08/15/2028 (A)	500,000	437,745
Graphic Packaging International
3.750%, 02/01/2030 (A)	750,000	652,500
Kaiser Aluminum
4.500%, 06/01/2031 (A)	500,000	408,750
LABL
9.500%, 11/01/2028 (A)	375,000	384,375
8.250%, 11/01/2029 (A)	750,000	622,320
5.875%, 11/01/2028 (A)	250,000	228,037
Mativ Holdings
6.875%, 10/01/2026 (A)	1,000,000	870,814
Mauser Packaging Solutions Holding
7.875%, 08/15/2026 (A)	1,050,000	1,047,166
Mercer International
5.125%, 02/01/2029	500,000	409,426
Pactiv Evergreen Group Issuer
4.375%, 10/15/2028 (A)	1,750,000	1,546,988
Polar US Borrower
6.750%, 05/15/2026 (A)	2,000,000	1,160,000
TMS International
6.250%, 04/15/2029 (A)	1,500,000	1,254,375
WR Grace Holdings
5.625%, 08/15/2029 (A)	500,000	421,945

		14,188,287

REAL ESTATE — 4.4%
Howard Hughes
4.375%, 02/01/2031 (A)	2,500,000	2,056,954
Iron Mountain
5.625%, 07/15/2032 (A)	250,000	225,226
5.250%, 07/15/2030 (A)	500,000	452,000
5.000%, 07/15/2028 (A)	250,000	231,504
4.875%, 09/15/2029 (A)	250,000	225,505

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

REAL ESTATE — (continued)
Service Properties Trust
7.500%, 09/15/2025	$1,250,000	$1,235,439

		4,426,628

UTILITIES — 1.1%
Vistra
7.000%, H15T5Y + 5.740%(A)(B)(C)	1,000,000	890,000
Vistra Operations
4.375%, 05/01/2029 (A)	250,000	220,663

		1,110,663

TOTAL CORPORATE OBLIGATIONS (Cost $79,830,641)		73,294,620

REGISTERED INVESTMENT COMPANY — 25.2%

	Shares
Barrow Hanley Floating Rate Fund †	2,598,153	25,363,169

TOTAL REGISTERED INVESTMENT COMPANY (Cost $25,739,974)		25,363,169

ASSET-BACKED SECURITY — 0.5%

	Face Amount

OTHER ASSET-BACKED SECURITIES — 0.5%

Empower CLO, Ser 2023-2A, Cl D
0.000%, 07/15/2036 (A)(D)	$500,000	501,624

TOTAL ASSET-BACKED SECURITY (Cost $500,000)		501,624

TOTAL INVESTMENTS— 98.4% (Cost $106,070,615)		$99,159,413

Percentages	are based on Net Assets of $100,773,272.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2023, the value of these securities amounted to $68,219,294, representing 67.7% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	No interest rate available.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

Ser — Series

SPX — Standard & Poor’s 500 Index

TSFR3M — Term Secured Overnight Financing Rate 3 Months

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
July 31, 2023 (Unaudited)

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2023:

Security Description	Value 10/31/2022	Purchase at Cost	Proceeds from Sales	Realized (Loss)	Change in Unrealized Appreciation	Value 7/31/2023	Income	Capital Gains
Barrow Hanley Floating Rate Fund	$24,799,011	$1,716,638	$(2,000,000)	$(61,637)	$909,157	$25,363,169	$1,716,639	$—

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
EMERGING MARKETS VALUE FUND
July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.8%

	Shares	Value

BRAZIL — 5.2%
Dexco	33,793	$59,814
TIM	14,387	43,477
Vibra Energia	14,000	50,597

		153,888

CHINA — 29.4%

COMMUNICATION SERVICES — 6.1%
Autohome ADR	1,503	48,051
Baidu, Cl A *	5,329	104,477
Focus Media Information Technology, Cl A	29,000	30,230

		182,758

CONSUMER DISCRETIONARY — 6.4%
Great Wall Motor, Cl H	34,000	46,037
Haier Smart Home, Cl H	14,157	46,198
JD.com, Cl A	3,245	66,490
Nexteer Automotive Group	35,267	25,957

		184,682

CONSUMER STAPLES — 3.1%
China Mengniu Dairy	13,573	51,254
Tingyi Cayman Islands Holding	27,274	42,106

		93,360

ENERGY — 1.9%
China Petroleum & Chemical, Cl H	99,377	55,430

FINANCIALS — 7.1%
BOC Hong Kong Holdings	17,957	54,569
China International Capital, Cl H	32,271	71,006
PICC Property & Casualty, Cl H	33,053	38,567
Ping An Insurance Group of China, Cl H	6,137	44,264

		208,406

HEALTH CARE — 0.8%
Shandong Weigao Group Medical Polymer, Cl H	16,817	21,650

INDUSTRIALS — 2.5%
Weichai Power, Cl H	25,571	37,706
Xinyi Glass Holdings	21,000	34,682

		72,388

UTILITIES — 1.5%
ENN Energy Holdings	3,767	45,283

		863,957

GREECE — 1.0%
OPAP	1,616	28,446

HONG KONG — 5.1%
ASMPT	4,678	45,497
Hang Lung Properties	31,910	49,509
Hongkong Land Holdings	2,870	10,217

COMMON STOCK — (continued)

	Shares	Value
HONG KONG — (continued)
Sino Biopharmaceutical	100,653	$45,429

		150,652

HUNGARY — 1.9%
OTP Bank Nyrt	1,568	57,059

INDIA — 5.4%
Aurobindo Pharma	4,056	40,548
Axis Bank	4,727	54,823
IndusInd Bank	3,671	63,278

		158,649

INDONESIA — 2.2%
Astra International	139,093	63,182

MACAO — 1.4%
Galaxy Entertainment Group *	5,733	41,607

MALAYSIA — 2.1%
Petronas Chemicals Group	25,300	38,997
Public Bank	23,700	21,918

		60,915

MEXICO — 5.3%
Fibra Uno Administracion ‡	27,365	41,133
Gruma, Cl B	1,718	30,687
Grupo Financiero Banorte, Cl O	4,509	42,755
Kimberly-Clark de Mexico, Cl A	18,022	42,502

		157,077

PHILIPPINES — 2.5%
Ayala Land	64,483	32,168
BDO Unibank	15,486	40,911

		73,079

RUSSIA — 0.0%
Alrosa PJSC *(A)	12,058	–
Moscow Exchange MICEX-RTS PJSC (A)	8,812	–

		–

SINGAPORE — 1.5%
Singapore Telecommunications	21,651	43,310

SOUTH AFRICA — 5.2%
Absa Group	3,156	33,433
Gold Fields	2,013	30,944
Growthpoint Properties ‡	69,127	48,974
Sibanye Stillwater	21,522	40,700

		154,051

SOUTH KOREA — 11.2%
Amorepacific	475	41,998
HL Mando	1,198	43,375
Korea Investment Holdings	1,225	46,947
Shinhan Financial Group	1,593	43,804
SK Hynix	1,187	114,915
SK Telecom	1,088	39,349

		330,388

TAIWAN — 10.6%
Bizlink Holding	10,647	102,485
Cathay Financial Holding	37,078	53,978
Hiwin Technologies	6,737	45,233
Largan Precision	680	47,062
MediaTek	2,833	62,201

		310,959

THAILAND — 5.6%
PTT Exploration & Production PCL	18,679	87,041
Thai Beverage PCL	101,153	46,022

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
EMERGING MARKETS VALUE FUND
July 31, 2023 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
THAILAND — (continued)
Thai Union Group	49,100	$19,365
Thai Union Group, Cl F	28,400	11,201

		163,629

UNITED ARAB EMIRATES — 0.2%
First Abu Dhabi Bank PJSC	1,107	4,412

TOTAL COMMON STOCK (Cost $2,661,700)		2,815,260

PREFERRED STOCK — 2.0%

BRAZIL — 2.0%
Banco Bradesco * (B)	17,000	59,857

TOTAL PREFERRED STOCK (Cost $45,534)		59,857

TOTAL INVESTMENTS— 97.8% (Cost $2,707,234)		$2,875,117

Percentages are based on Net Assets of $2,939,556.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PCL — Public Company Limited

PJSC — Public Joint-Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

BANK LOAN OBLIGATIONS — 84.7%

	Face Amount	Value

AEROSPACE AND DEFENSE — 1.6%
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
8.560%, CME Term SOFR + 3.500%, 08/06/2029 (A)	$784,090	$776,900
Peraton Corp., Term B Loan, 1st Lien
9.169%, CME Term SOFR + 3.750%, 02/01/2028 (A)	948,087	939,203

		1,716,103

AUTOMOBILE — 1.1%
Adient US LLC, Tranche B-1 Term Loan 1st Lien
8.467%, CME Term SOFR + 3.250%, 04/10/2028 (A)	1,123,063	1,123,299

AUTOMOTIVE — 0.7%
Clarios Global LP 2023 Term Loan (First Lien)
8.853%, CME Term SOFR + 3.750%, 04/06/2030 (A)	790,000	789,210

BANKING — 1.1%
Nexus Buyer LLC, Term Loan, 1st Lien
9.169%, CME Term SOFR + 3.750%, 11/09/2026 (A)	1,177,882	1,141,626

BEVERAGE, FOOD AND TOBACCO — 1.7%
8th Avenue Food & Provisions, Inc., 2021 Incremental Term Loan, 1st Lien
9.967%, CME Term SOFR + 4.750%, 10/01/2025 (A)	776,076	718,514
Alpine US, Term Loan 1st Lien
10.619%, CME Term SOFR + 5.250%, 05/03/2028 (A)	336,147	326,903
Woof Holdings, Inc., Initial Term Loan, 1st Lien
9.170%, CME Term SOFR + 3.750%, 12/21/2027 (A)	386,534	372,039
Woof Holdings, Inc., Term Loan, 2nd Lien
12.696%, CME Term SOFR + 7.250%, 12/21/2028 (A)	395,000	323,900

		1,741,356

BROADCASTING AND ENTERTAINMENT — 1.7%
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
9.722%, CME Term SOFR + 4.500%, 01/18/2028 (A)	786,050	721,398

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

BROADCASTING AND ENTERTAINMENT — (continued)
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
7.836%, Syn LIBOR + 2.500%, 04/15/2027 (A)	$783,907	$681,717
Virgin Media Bristol LLC, Facility Q, 1st Lien
8.586%, CME Term SOFR + 3.250%, 01/31/2029 (A)	395,000	389,371

		1,792,486

BUILDING AND DEVELOPMENT — 0.8%
Janus International Group, Amendment No.6 Refinancing Term Loan (First Lien)
8.668%, CME Term SOFR + 3.250%, 07/25/2030 (A)(B)	500,000	498,750
Walker & Dunlop, Inc., Incremental Term B Loan
8.203%, CME Term SOFR + 3.000%, 12/17/2029 (A)	394,013	393,028

		891,778

BUILDINGS AND REAL ESTATE — 2.5%
Aegion Corporation, Initial Term Loan, 1st Lien
10.183%, CME Term SOFR + 4.750%, 05/17/2028 (A)	776,074	761,523
Potters Industries, LLC, Initial Term Loan, 1st Lien
9.342%, CME Term SOFR + 4.000%, 12/14/2027 (A)	1,158,610	1,158,610
WireCo WorldGroup Inc., Initial Term Loan, 1st Lien
9.586%, CME Term SOFR + 4.250%, 11/13/2028 (A)	714,994	710,975

		2,631,108

BUSINESS EQUIPMENT & SERVICES — 0.4%
Emerald X, Inc., Initial Term Loan
10.203%, CME Term SOFR + 5.000%, 06/02/2026 (A)	395,000	392,697

CARGO TRANSPORT — 1.1%
First Student Bidco Inc., 2022 Incremental Term B Loan, 1st Lien
9.342%, CME Term SOFR + 4.000%, 07/21/2028 (A)	367,666	361,783
First Student Bidco Inc., 2022 Incremental Term C Loan, 1st Lien
9.342%, CME Term SOFR + 4.000%, 07/21/2028 (A)	25,468	25,060

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

CARGO TRANSPORT — (continued)
First Student Bidco Inc., Initial Term B Loan, 1st Lien
8.501%, CME Term SOFR + 3.000%, 07/21/2028 (A)	$284,232	$276,287
First Student Bidco Inc., Initial Term C Loan, 1st Lien
8.501%, CME Term SOFR + 3.000%, 07/21/2028 (A)	106,804	103,819
Kenan Advantage Group, Inc., The, U.S. Term B-1 Loan, 1st Lien
9.477%, CME Term SOFR + 4.178%, 03/24/2026 (A)	382,837	381,784

		1,148,733

CHEMICALS, PLASTICS AND RUBBER — 6.1%
DCG Acquisition Corp., Term Loan B, 1st Lien
9.919%, CME Term SOFR + 4.500%, 09/30/2026 (A)	386,534	378,803
GFL Environmental Inc. 2023 Refinancing Term Loan
8.145%, CME Term SOFR + 4.500%, 03/29/2028 (A)	662,028	662,631
Koppers Inc., Initial Term Loan
9.160%, SOFR + 4.000%, 04/10/2030 (A)	589,538	590,274
Koppers Inc., Initial Term Loan, 1st Lien
9.400%, CME Term SOFR + 4.000%, 04/10/2030 (A)	592,500	593,241
Momentive Performance Materials Inc. Initial Term Loan
9.603%, CME Term SOFR + 0.000%, 03/22/2028 (A)	788,025	778,829
Nouryon Finance B.V., 2023 Term Loan 1st Lien
9.347%, CME Term SOFR + 4.000%, 04/03/2028 (A)	592,500	586,575
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
8.068%, CME Term SOFR + 2.750%, 10/01/2025 (A)	870,714	867,449
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
9.821%, CME Term SOFR + 4.750%, 10/15/2025 (A)	709,360	546,711
Sparta U.S. Holdco LLC, Initial Term Loan, 1st Lien
8.477%, CME Term SOFR + 3.250%, 08/02/2028 (A)	194,643	192,576

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

CHEMICALS, PLASTICS AND RUBBER — (continued)
W. R. Grace Holdings LLC, Initial Term Loan, 1st Lien
9.313%, CME Term SOFR + 3.750%, 09/22/2028 (A)	$778,572	$776,236
Windsor Holdings III
9.818%, CME Term SOFR + 4.500%, 06/21/2030 (A)(B)	395,000	393,519

		6,366,844

CONTAINERS, PACKAGING AND GLASS — 2.5%
Five Star Lower Holding LLC, Initial Term Loan, 1st Lien
9.449%, CME Term SOFR + 4.250%, 05/05/2029 (A)	392,038	389,587
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
8.433%, CME Term SOFR + 3.000%, 08/04/2027 (A)	1,123,988	1,121,683
Mauser Packaging Solutions Holding Company, Initial Term Loan, 1st Lien
9.113%, CME Term SOFR + 4.000%, 08/14/2026 (A)	882,788	881,190
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
9.183%, CME Term SOFR + 3.750%, 07/31/2026 (A)	194,019	193,109

		2,585,569

DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS AND MINERALS — 2.1%
Mativ Holdings, Inc., Term B Loan, 1st Lien
9.183%, CME Term SOFR + 3.750%, 04/20/2028 (A)	2,322,724	2,247,236

DIVERSIFIED/CONGLOMERATE MANUFACTURING — 1.1%
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
9.381%, CME Term SOFR + 3.500%, 07/30/2027 (A)	1,156,240	1,151,187

DIVERSIFIED/CONGLOMERATE SERVICE — 7.3%
BIFM CA Buyer Inc., Initial Term Loan, 1st Lien
8.717%, CME Term SOFR + 3.500%, 05/01/2026 (A)	756,591	755,645
DXP Enterprises, Inc., Initial Term Loan, 1st Lien
10.444%, CME Term SOFR + 5.250%, 12/23/2027 (A)	783,969	783,969

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

DIVERSIFIED/CONGLOMERATE SERVICE — (continued)
Embecta Corp., Initial Term Loan, 1st Lien
8.337%, CME Term SOFR + 3.000%, 03/30/2029 (A)	$322,529	$320,377
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.683%, CME Term SOFR + 3.250%, 10/23/2028 (A)	780,075	771,565
Mercury Borrower, Inc., Initial Term Loan, 1st Lien
8.933%, CME Term SOFR + 3.500%, 08/02/2028 (A)	778,841	766,185
Service Logic Acquisition, Inc., Closing Date Initial Term Loan, 1st Lien
9.631%, CME Term SOFR + 4.000%, 10/29/2027 (A)	773,521	768,686
Sharp Midco LLC, Initial Term Loan, 1st Lien
9.342%, CME Term SOFR + 4.000%, 12/31/2028 (A)	780,075	772,275
TMS International Corporation, Term B-4 Loan, 1st Lien
9.795%, CME Term SOFR + 4.750%, 03/02/2030 (A)	2,179,913	2,174,463
Verscend Holding Corp., Term B-1 Loan, 1st Lien
9.433%, CME Term SOFR + 4.000%, 08/27/2025 (A)	570,848	569,895

		7,683,060

ECOLOGICAL — 0.4%
TMF Sapphire Bidco B.V., Facility B2, 1st Lien
10.168%, CME Term SOFR + 5.000%, 05/08/2028 (A)(B)	395,000	395,988

ELECTRONICS — 4.7%
Ingram Micro Inc., Initial Term Loan, 1st Lien
9.038%, LIBOR + 3.500%, 06/30/2028 (A)	287,943	286,792
MH SUB I LLC, 2023 May Incremental Term Loan
9.353%, CME Term SOFR + 4.250%, 04/25/2028 (A)	2,572,226	2,476,565
Proofpoint, Inc., Initial Term Loan, 1st Lien
8.683%, CME Term SOFR + 3.250%, 08/31/2028 (A)	781,301	769,035
RealPage, Inc., Initial Term Loan, 1st Lien
8.433%, CME Term SOFR + 3.000%, 04/24/2028 (A)	388,038	380,882

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

ELECTRONICS — (continued)
UKG Inc., Initial Term Loan, 1st Lien
9.219%, CME Term SOFR + 3.750%, 05/04/2026 (A)	$370,676	$369,982
Ultra Clean, Term Loan, 1st Lien
8.943%, CME Term SOFR + 3.750%, 08/27/2025 (A)	612,633	613,209

		4,896,465

FINANCE (INCLUDING STRUCTURED PRODUCTS) — 10.9%
Allspring Buyer LLC, Initial Term Loan, 1st Lien
8.754%, CME Term SOFR + 3.250%, 11/01/2028 (A)	692,403	688,940
Brown Group Holding, LLC, Incremental Term B-2 Facility, 1st Lien
9.014%, CME Term SOFR + 3.750%, 07/02/2029	108,356	108,197
8.795%, CME Term SOFR + 3.750%, 07/02/2029 (A)	283,682	283,268
Chariot Buyer LLC, Initial Term Loan, 1st Lien
8.669%, CME Term SOFR + 3.250%, 11/03/2028 (A)	786,010	773,678
Fiserv Investment Solutions, Inc., Initial Term Loan, 1st Lien
9.129%, CME Term SOFR + 4.000%, 02/18/2027 (A)	766,573	746,772
Global IID Parent LLC, Term B Loan, 1st Lien
10.004%, CME Term SOFR + 4.500%, 12/16/2028 (A)	1,556,151	1,419,988
Greystone Select, Term Loan, 1st Lien
10.582%, CME Term SOFR + 5.000%, 06/16/2028 (A)	384,122	361,075
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
8.183%, CME Term SOFR + 2.750%, 01/26/2028 (A)	761,882	759,261
KKR Apple Bidco, LLC, Amendment No. 1 Term Loan, 1st Lien
9.103%, CME Term SOFR + 4.000%, 09/22/2028 (A)	787,035	785,351
Madison IAQ LLC, Initial Term Loan, 1st Lien
8.302%, CME Term SOFR + 3.250%, 06/21/2028 (A)	386,790	378,981

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

FINANCE (INCLUDING STRUCTURED PRODUCTS) — (continued)
MSP Law PLLC, Term Loan, 1st Lien
17.500%, 04/09/2025 (C)	$522,356	$522,356
New SK Holdco Sub, LLC, New Term Loan, 1st Lien
13.614%, CME Term SOFR + 8.250%, 06/30/2027 (A)	2,427,618	2,209,132
Osmosis Buyer Limited, 2022 Refinancing Term B Loan, 1st Lien
8.944%, CME Term SOFR + 3.750%, 07/31/2028 (A)	1,010,909	996,756
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 1st Lien
8.919%, CME Term SOFR + 3.500%, 05/30/2025 (A)	1,555,287	1,432,808

		11,466,563

HEALTHCARE, EDUCATION AND CHILDCARE — 10.2%
AHP Health Partners, Inc., Initial Term Loan, 1st Lien
8.933%, CME Term SOFR + 3.500%, 08/24/2028 (A)	784,015	783,035
Bausch + Lomb Corporation, Initial Term Loan, 1st Lien
8.592%, CME Term SOFR + 3.250%, 05/10/2027 (A)	782,571	763,696
Bella Holding Company, LLC, Initial Term Loan, 1st Lien
9.169%, CME Term SOFR + 3.750%, 05/10/2028 (A)	776,076	763,185
Charlotte Buyer, Inc., Initial Term Loan B, 1st Lien
10.427%, CME Term SOFR + 5.250%, 02/11/2028 (A)	393,025	384,921
CNT Holdings I Corp, Initial Term Loan, 1st Lien
8.800%, CME Term SOFR + 3.500%, 11/08/2027 (A)	372,631	371,565
CNT Holdings I Corp, Initial Term Loan, 2nd Lien
12.050%, CME Term SOFR + 6.750%, 11/06/2028 (A)	1,505,557	1,475,446
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
8.933%, CME Term SOFR + 3.500%, 05/05/2028 (A)	697,800	696,928

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

HEALTHCARE, EDUCATION AND CHILDCARE — (continued)
KUEHG Corp (fka KC MergerSub, Inc.), Initial Term Loan
10.242%, CME Term SOFR + 5.000%, 05/23/2030 (A)	$197,500	$196,406
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), Term B Loan, 1st Lien
9.166%, CME Term SOFR + 3.750%, 11/16/2025 (A)(B)	1,596,362	1,572,911
MED ParentCo, LP, Initial Term Loan, 1st Lien
9.683%, CME Term SOFR + 4.250%, 08/31/2026 (A)	783,351	730,122
Summit Behavioral Healthcare, LLC, Initial Term Loan, 1st Lien
10.237%, CME Term SOFR + 4.750%, 11/24/2028 (A)	780,075	777,150
WCG Purchaser Corp., Initial Term Loan, 1st Lien
9.433%, CME Term SOFR + 4.000%, 01/08/2027 (A)	1,542,423	1,521,600
Women’s Care Holdings, Inc., Initial Term Loan, 1st Lien
10.053%, CME Term SOFR + 4.500%, 01/15/2028 (A)	386,528	342,077
Zest Acquisition Corp., Term B- 1 Loan, 1st Lien
10.641%, CME Term SOFR + 5.500%, 02/08/2028 (A)	353,225	341,855

		10,720,897

HOME AND OFFICE FURNISHINGS, HOUSEWARES AND DURABLE CONSUMER PRODUCTS — 0.7%
Pactiv Evergreen Inc., Tranche B-3 U.S. Term Loan, 1st Lien
8.467%, CME Term SOFR + 3.250%, 09/24/2028 (A)	775,083	773,208

HOTELS, MOTELS, INNS AND GAMING — 0.8%
BRE/Everbright M6 Borrower LLC, Initial Term Loan, 1st Lien
10.416%, CME Term SOFR + 5.000%, 09/09/2026 (A)	646,054	641,208
Scientific Games Holdings LP , Initial Dollar Term Loan, 1st Lien
8.768%, CME Term SOFR + 3.500%, 04/04/2029 (A)	195,523	192,928

		834,136

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

INDUSTRIAL EQUIPTMENT — 0.7%
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.753%, CME Term SOFR + 3.250%, 03/31/2028 (A)	$787,990	$761,309

INSURANCE — 2.2%
Asurion, LLC, New B-4 Term Loan, 2nd Lien
10.683%, CME Term SOFR + 5.250%, 01/20/2029 (A)	790,000	688,532
Hub International Limited, 2022 Incremental Term Loan, 1st Lien
9.072%, CME Term SOFR + 4.000%, 11/10/2029 (A)	393,025	393,556
Hub International Limited, 2023 Refinancing Term Loan, 1st Lien
9.584%, CME Term SOFR + 4.250%, 06/08/2030 (A)(B)	395,000	396,481
USI, Inc., 2022 New Term Loan, 1st Lien
8.992%, CME Term SOFR + 3.750%, 11/22/2029 (A)	784,075	783,393

		2,261,962

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC — 0.2%
Filtration Group Corporation, 2023 Extended Dollar Term Loan
9.683%, CME Term SOFR + 4.250%, 10/31/2028 (A)	197,006	197,499

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — 7.2%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
8.901%, CME Term SOFR + 3.500%, 10/08/2027 (A)	1,153,812	1,151,215
Apex Tool Group, LLC, Initial Term Loan, 1st Lien
10.605%, CME Term SOFR + 5.250%, 02/08/2029 (A)	782,571	728,034
AZZ Inc., Initial Term Loan, 1st Lien
9.453%, CME Term SOFR + 4.250%, 05/13/2029 (A)	938,675	939,849
Engineered Machinery Holdings, Inc., Incremental Amendment No. 3 Term Loan, 2nd Lien
11.538%, CME Term SOFR + 6.000%, 05/21/2029 (A)	395,000	373,275

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — (continued)
Filtration Group Corporation, 2021 Incremental Term Loan, 1st Lien
8.933%, CME Term SOFR + 3.500%, 10/21/2028 (A)	$1,358,133	$1,354,547
Gates Global LLC, Initial B-4 Dollar Term Loan, 1st Lien
8.603%, CME Term SOFR + 3.500%, 11/16/2029 (A)	784,075	784,075
Indicor, LLC, Initial Dollar Term Loan, 1st Lien
9.742%, CME Term SOFR + 4.500%, 11/22/2029 (A)	788,025	787,261
Pro Mach Group, Inc., Closing Date Initial Term Loan, 1st Lien
9.433%, CME Term SOFR + 4.000%, 08/31/2028 (A)	777,985	778,335
SPX Flow, Inc., Term Loan, 1st Lien
9.703%, CME Term SOFR + 4.500%, 04/05/2029 (A)	688,416	680,603

		7,577,194

OIL AND GAS — 1.5%
CQP Holdco LP, Initial Term Loan, 1st Lien
8.919%, CME Term SOFR + 3.500%, 06/05/2028 (A)	1,548,549	1,546,938

PERSONAL AND NON-DURABLE CONSUMER PRODUCTS (MANUFACTURING ONLY) — 2.4%
ABG Intermediate Holdings 2 LLC, Initial Term Loan, 2nd Lien
11.203%, CME Term SOFR + 6.000%, 12/20/2029 (A)	197,000	191,583
ABG Intermediate Holdings 2 LLC, Tranche TLB-1 Term Loan, 1st Lien
8.703%, CME Term SOFR + 3.500%, 12/21/2028 (A)	782,571	781,202
Hanesbrands Inc., Initial Tranche B Term Loan, 1st Lien
8.853%, CME Term SOFR + 3.750%, 03/08/2030 (A)	788,025	787,040
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
9.092%, CME Term SOFR + 3.750%, 10/01/2026 (A)	768,181	766,875

		2,526,700

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

PERSONAL TRANSPORTATION — 1.7%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.338%, CME Term SOFR + 4.750%, 04/20/2028 (A)	$1,125,750	$1,164,679
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.764%, CME Term SOFR + 5.250%, 06/21/2027 (A)	631,579	657,960

		1,822,639

PRINTING, PUBLISHING AND BROADCASTING — 2.8%
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.419%, CME Term SOFR + 5.000%, 10/29/2028 (A)	778,572	773,900
Magnite, Inc., Initial Term Loan, 1st Lien
10.235%, CME Term SOFR + 5.000%, 04/28/2028 (A)	1,160,370	1,160,080
Taboola, Inc., Tranche B Term Loan
9.200%, CME Term SOFR + 4.000%, 09/01/2028 (A)	1,012,527	1,002,401

		2,936,381

RETAIL STORES — 5.5%
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
9.169%, CME Term SOFR + 3.750%, 05/12/2028 (A)	755,005	726,564
BCPE Empire Holdings, Inc., 2023 Extended Term Loan 1st Lien
10.606%, CME Term SOFR + 4.750%, 12/11/2028 (A)	2,074,072	2,078,821
Chefs’ Warehouse, Inc., The, 2022 Term Loan, 1st Lien
9.953%, CME Term SOFR + 4.750%, 08/23/2029 (A)	392,038	391,548
Pet IQ, Term Loan, 1st Lien
9.838%, CME Term SOFR + 4.250%, 04/07/2028	774,572	716,479
PetSmart LLC, Initial Term Loan, 1st Lien
9.169%, CME Term SOFR + 3.750%, 02/11/2028 (A)	776,548	775,298
Upbound Group, Inc., Initial Term Loan (2021), 1st Lien
8.881%, CME Term SOFR + 3.250%, 02/17/2028 (A)	734,427	731,674

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

RETAIL STORES — (continued)
Victoria’s Secret & Co., Initial Term Loan, 1st Lien
8.507%, CME Term SOFR + 3.250%, 08/02/2028 (A)	$388,038	$380,277

		5,800,661

TELECOMMUNICATIONS — 0.7%
Frontier Communications Holdings, LLC, TLB, 1st Lien
9.183%, CME Term SOFR + 3.750%, 05/01/2028 (A)	772,076	731,905

UTILITIES — 0.3%
Del Monte Foods, Inc., Initial Term Loan, 1st Lien
9.655%, CME Term SOFR + 4.250%, 05/16/2029 (A)	354,110	342,308

TOTAL BANK LOAN OBLIGATIONS (Cost $89,576,022)		88,995,045

CORPORATE OBLIGATIONS — 12.1%

COMMUNICATION SERVICES — 2.1%
CCO Holdings
4.750%, 03/01/2030 (D)	1,185,000	1,027,119
CSC Holdings
4.125%, 12/01/2030 (D)	1,580,000	1,142,380

		2,169,499

CONSUMER DISCRETIONARY — 0.6%
Lithia Motors
4.375%, 01/15/2031 (D)	790,000	679,045

FINANCIALS — 2.5%
Burford Capital Global Finance
9.250%, 07/01/2031 (D)	1,185,000	1,196,850
Ken Garff Automotive
4.875%, 09/15/2028 (D)	395,000	346,075
Nationstar Mortgage Holdings
5.750%, 11/15/2031 (D)	790,000	670,393
Rithm Capital
6.250%, 10/15/2025 (D)	395,000	375,592

		2,588,910

HEALTH CARE — 0.5%
Bausch Health
5.250%, 01/30/2030 (D)	790,000	352,160
Emergent BioSolutions
3.875%, 08/15/2028 (D)	395,000	219,225

		571,385

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

INDUSTRIALS — 3.9%
AerCap Global Aviation Trust
6.500%, TSFR3M + 4.562%, 06/15/2045 (A)(D)	$790,000	$771,428
Allied Universal Holdco
4.625%, 06/01/2028 (D)	790,000	671,500
Enviri
5.750%, 07/31/2027 (D)	592,000	511,340
ILFC E-Capital Trust I
7.064%, 12/21/2065 (A)(D)	1,343,000	941,971
ILFC E-Capital Trust II
7.314%, 12/21/2065 (A)(D)	1,102,000	787,814
Waste Pro USA
5.500%, 02/15/2026 (D)	395,000	374,262

		4,058,315

INFORMATION TECHNOLOGY — 0.4%
Entegris Escrow
5.950%, 06/15/2030 (D)	395,000	378,800

MATERIALS — 2.1%
Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (D)	500,000	408,952
Avient
7.125%, 08/01/2030 (D)	395,000	398,184
Chemours
4.625%, 11/15/2029 (D)	1,185,000	1,000,223
Pactiv Evergreen Group Issuer
4.375%, 10/15/2028 (D)	395,000	349,177
TMS International
6.250%, 04/15/2029 (D)	115,000	96,169

		2,252,705

TOTAL CORPORATE OBLIGATIONS (Cost $13,474,161)		12,698,659

ASSET-BACKED SECURITIES — 0.8%

OTHER ASSET-BACKED SECURITIES — 0.8%
Empower CLO, Ser 2023-2A, Cl D
0.000%, 07/15/2036 (D)(E)	395,000	396,283

ASSET-BACKED SECURITIES — (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES — (continued)
Madison Park Funding XVIII, Ser 2017-18A, Cl DR
8.545%, TSFR3M + 3.212%, 10/21/2030 (A)(D)	$500,000	$477,791

		874,074

TOTAL ASSET-BACKED SECURITIES (Cost $851,106)		874,074

WARRANT — 0.0%

	Number of Warrants
Service King#(C) Strike Price $–	2,554	1,277

TOTAL WARRANT (Cost $—)		1,277

TOTAL INVESTMENTS— 97.6% (Cost $103,901,289)		$102,569,055

Percentages are based on Net Assets of $105,061,476.
#	Expiration date not available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2023, the value of these securities amounted to $13,572,733, representing 12.9% of the Net Assets of the Fund.

(E)	No interest rate available.

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

PLLC — Professional Limited Liability Company

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Months

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
INTERNATIONAL VALUE FUND
July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.0%

	Shares	Value
CANADA — 5.0%
Enbridge	45,000	$1,654,419
Suncor Energy	56,880	1,779,751

		3,434,170

CHINA — 2.7%

BOC Hong Kong Holdings	614,000	1,865,878

FRANCE — 11.3%
Accor	43,176	1,627,823
Arkema	11,397	1,227,543
Cie Generale des Etablissements Michelin	50,402	1,649,772
Danone	21,630	1,320,631
Thales	6,827	1,020,484
Veolia Environnement	27,841	906,095

		7,752,348

GERMANY — 8.1%
Allianz	6,181	1,477,460
BASF	26,848	1,439,667
Daimler Truck Holding	10,369	389,336
DHL Group	23,859	1,225,610
Rheinmetall	3,625	1,025,921

		5,557,994

HONG KONG — 0.1%
CLP Holdings	9,500	77,290

ITALY — 3.2%
Azimut Holding	32,523	768,108
Enel	209,584	1,445,311

		2,213,419

JAPAN — 18.9%
Asahi Group Holdings	37,000	1,455,137
Honda Motor	45,200	1,433,857
Koito Manufacturing	77,400	1,420,256
Komatsu	52,600	1,465,620
Makita	53,700	1,504,951
MINEBEA MITSUMI	70,500	1,302,316
Mitsubishi Electric	70,300	1,013,498
Nabtesco	58,867	1,245,490
NSK	197,000	1,272,437
Tosoh	63,500	828,649

		12,942,211

NETHERLANDS — 6.5%
Akzo Nobel	19,121	1,634,798
ING Groep	119,431	1,743,864
Randstad	18,283	1,071,048

		4,449,710

NORWAY — 5.1%
Aker BP	80,559	2,251,826
DNB Bank	59,200	1,221,377

		3,473,203

SINGAPORE — 3.5%
Genting Singapore	1,270,100	897,833
United Overseas Bank	65,400	1,480,384

		2,378,217

SOUTH AFRICA — 0.7%
Gold Fields	32,323	496,871

SOUTH KOREA — 1.7%
SK Hynix	12,078	1,169,282

SWEDEN — 6.8%
Electrolux, Cl B	81,120	1,001,824
Elekta, Cl B	145,083	1,175,119

COMMON STOCK — (continued)

	Shares	Value
SWEDEN — (continued)
Getinge, Cl B	52,615	$980,433
SKF, Cl B	76,746	1,462,537

		4,619,913

SWITZERLAND — 3.1%
Julius Baer Group	29,797	2,104,805

UNITED KINGDOM — 19.3%
Associated British Foods PLC	53,102	1,397,044
BAE Systems PLC	79,019	944,525
Centrica PLC	942,845	1,670,407
CK Hutchison Holdings PLC	185,000	1,140,994
DS Smith PLC	312,111	1,240,097
Entain PLC	23,412	416,435
HSBC Holdings PLC	308,265	2,556,842
Legal & General Group PLC	538,490	1,612,961
Persimmon PLC	65,179	969,475
Smith & Nephew PLC	85,919	1,306,631

		13,255,411

TOTAL COMMON STOCK (Cost $61,143,577)		65,790,722

PREFERRED STOCK — 2.2%

GERMANY — 2.2%
Henkel & KGaA (A)	19,739	1,523,126

TOTAL PREFERRED STOCK (Cost $1,420,831)		1,523,126

TOTAL INVESTMENTS— 98.2% (Cost $62,564,408)		$67,313,848

Percentages	are based on Net Assets of $68,558,654.
(A)	There is currently no rate available.

Cl — Class

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS MORTGAGE-BACKED SECURITIES — 38.7%

	Face Amount	Value

AGENCY MORTGAGE BACKED SECURITIES — 37.9%
FHLMC
5.000%, 11/01/2023 to 11/01/2052	$204,463	$199,845
4.000%, 06/01/2042 to 04/01/2048	847,929	803,007
3.500%, 09/01/2028 to 01/01/2048	514,664	476,091
3.000%, 11/01/2032 to 04/01/2047	420,943	378,854
2.500%, 06/01/2035 to 05/01/2052	2,124,107	1,821,507
2.000%, 01/01/2041 to 02/01/2052	1,264,881	1,028,037
FNMA
5.500%, 12/01/2035	4,932	4,922
5.000%, 05/01/2040 to 06/01/2053	2,358,384	2,318,754
4.500%, 04/01/2034 to 06/01/2053	2,027,331	1,959,023
4.000%, 11/01/2044 to 09/01/2052	2,312,510	2,174,100
3.500%, 06/01/2037 to 05/01/2052	2,280,044	2,096,074
3.000%, 10/01/2034 to 07/01/2052	2,577,104	2,279,033
2.500%, 11/01/2041 to 02/01/2052	3,685,102	3,125,677
2.000%, 11/01/2035 to 01/01/2052	3,029,097	2,501,519
GNMA
5.500%, 07/20/2053	720,000	715,685
5.000%, 10/15/2039 to 04/20/2053	1,014,020	998,879
4.500%, 02/20/2050 to 09/20/2052	406,387	391,689
4.000%, 12/20/2047 to 03/20/2052	619,250	584,383
3.500%, 09/15/2041 to 01/20/2052	399,836	370,600
3.000%, 06/20/2051 to 06/20/2052	1,588,038	1,416,881
2.500%, 04/20/2050 to 04/20/2052	2,146,889	1,853,130

		27,497,690

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 0.6%
BX Commercial Mortgage Trust, Ser VOLT, Cl A
6.036%, TSFR1M + 0.814%, 09/15/2036 (A)(B)	250,000	243,422
Cold Storage Trust, Ser ICE5, Cl A
6.236%, TSFR1M + 1.014%, 11/15/2037 (A)(B)	201,513	199,239

		442,661

MORTGAGE-BACKED SECURITIES — (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED SECURITY — 0.2%
Seasoned Loans Structured Transaction Trust, Ser 2020- 3, Cl A1C
2.000%, 11/25/2030	$139,976	$124,094

TOTAL MORTGAGE-BACKED SECURITIES (Cost $29,153,339)		28,064,445

CORPORATE OBLIGATIONS — 36.7%

COMMUNICATION SERVICES — 2.7%
AT&T
3.800%, 12/01/2057	210,000	146,192
3.650%, 09/15/2059	555,000	371,295
2.550%, 12/01/2033	65,000	50,227
2.250%, 02/01/2032	130,000	102,101
Charter Communications Operating
3.700%, 04/01/2051	325,000	206,261
3.500%, 03/01/2042	160,000	106,414
T-Mobile USA
3.375%, 04/15/2029	620,000	557,992
Warnermedia Holdings
5.141%, 03/15/2052	390,000	317,005
5.050%, 03/15/2042	100,000	83,136

		1,940,623

CONSUMER DISCRETIONARY — 1.4%
Anheuser-Busch InBev Worldwide
4.375%, 04/15/2038	90,000	83,443
Nissan Motor
4.810%, 09/17/2030 (A)	400,000	361,107
Tractor Supply
5.250%, 05/15/2033	185,000	182,904
1.750%, 11/01/2030	485,000	383,398
Whirlpool
4.600%, 05/15/2050	35,000	29,459

		1,040,311

CONSUMER STAPLES — 2.2%
BAT Capital
6.343%, 08/02/2030	350,000	350,000
2.259%, 03/25/2028	190,000	164,260
Coca-Cola Femsa
2.750%, 01/22/2030	130,000	115,245
Philip Morris International
5.375%, 02/15/2033	800,000	797,641
Reynolds American
5.700%, 08/15/2035	150,000	141,458

		1,568,604

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

ENERGY — 3.9%
Diamondback Energy
4.400%, 03/24/2051	$625,000	$500,479
Enbridge
2.500%, 02/14/2025	180,000	171,705
Energy Transfer
7.500%, 07/01/2038	280,000	309,130
6.250%, 04/15/2049	170,000	166,967
Gray Oak Pipeline
2.000%, 09/15/2023 (A)	100,000	99,397
Kinder Morgan
5.450%, 08/01/2052	90,000	83,104
3.600%, 02/15/2051	230,000	160,208
Kinder Morgan Energy Partners
5.400%, 09/01/2044	75,000	66,819
ONEOK
4.550%, 07/15/2028	375,000	357,068
ONEOK Partners
6.850%, 10/15/2037	110,000	113,662
Ovintiv
7.100%, 07/15/2053	260,000	277,250
Pioneer Natural Resources
2.150%, 01/15/2031	40,000	32,750
Western Midstream Operating
5.300%, 03/01/2048	420,000	360,039
Williams
5.400%, 03/04/2044	125,000	114,830

		2,813,408

FINANCIALS — 11.0%
Bank of America
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (B)	145,000	121,871
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	240,000	194,780
2.482%, H15T5Y + 1.200%, 09/21/2036 (B)	180,000	137,995
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (B)	390,000	311,966
Bank of America MTN
2.496%, TSFR3M + 1.252%, 02/13/2031 (B)	295,000	247,152
1.898%, U.S. SOFR + 1.530%, 07/23/2031 (B)	110,000	87,578
Barclays
7.119%, U.S. SOFR + 3.570%, 06/27/2034 (B)	215,000	217,890
3.811%, H15T1Y + 1.700%, 03/10/2042 (B)	235,000	169,686
Barclays PLC
2.894%, H15T1Y + 1.300%, 11/24/2032 (B)	510,000	406,221
Charles Schwab
0.750%, 03/18/2024	105,000	101,643
Citigroup
6.174%, U.S. SOFR + 2.661%, 05/25/2034 (B)	615,000	624,729
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (B)	155,000	145,684
1.281%, U.S. SOFR + 0.528%, 11/03/2025 (B)	95,000	89,450

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

FINANCIALS — (continued)
Deutsche Bank NY
7.146%, U.S. SOFR + 2.520%, 07/13/2027 (B)	$190,000	$193,775
7.079%, U.S. SOFR + 3.650%, 02/10/2034 (B)	215,000	207,098
2.311%, U.S. SOFR + 1.219%, 11/16/2027 (B)	120,000	105,419
Fidelity National Financial
3.200%, 09/17/2051	155,000	92,459
Goldman Sachs Group
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	125,000	110,428
1.542%, U.S. SOFR + 0.818%, 09/10/2027 (B)	235,000	207,374
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	180,000	161,404
Intesa Sanpaolo
4.198%, H15T1Y + 2.600%, 06/01/2032 (A)(B)	460,000	354,247
JPMorgan Chase
3.509%, TSFR3M + 1.207%, 01/23/2029 (B)	75,000	69,618
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (B)	135,000	113,915
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (B)	100,000	94,322
Lloyds Banking Group
7.953%, H15T1Y + 3.750%, 11/15/2033 (B)	300,000	327,111
4.976%, H15T1Y + 2.300%, 08/11/2033 (B)	200,000	188,176
Markel Group
3.450%, 05/07/2052	460,000	323,433
Mitsubishi UFJ Financial Group
5.441%, H15T1Y + 1.630%, 02/22/2034 (B)	200,000	199,868
2.852%, H15T1Y + 1.100%, 01/19/2033 (B)	200,000	164,479
2.193%, 02/25/2025	115,000	108,845
Moody’s
2.550%, 08/18/2060	75,000	40,756
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	265,000	263,618
Morgan Stanley MTN
3.591%, ICE LIBOR USD 3 Month + 1.340%, 07/22/2028 (B)	245,000	228,114
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	150,000	119,326
0.864%, U.S. SOFR + 0.745%, 10/21/2025 (B)	220,000	206,425
Northern Trust
6.125%, 11/02/2032	160,000	166,754
PNC Financial Services Group
3.400%, H15T5Y + 2.595%, 12/15/2171 (B)	730,000	565,750
State Street
2.354%, U.S. SOFR + 0.940%, 11/01/2025 (B)	220,000	210,572

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

FINANCIALS — (continued)
Wells Fargo MTN
2.572%, TSFR3M + 1.262%, 02/11/2031 (B)	$370,000	$312,534

		7,992,465

HEALTH CARE — 2.3%
Amgen
5.750%, 03/02/2063	300,000	301,560
5.650%, 03/02/2053	220,000	220,664
4.400%, 05/01/2045	120,000	102,953
Community Health Network
3.099%, 05/01/2050	105,000	68,382
GE HealthCare Technologies
5.857%, 03/15/2030	225,000	230,887
Health Care Service A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	65,000	45,244
Kaiser Foundation Hospitals
3.002%, 06/01/2051	70,000	48,504
UnitedHealth Group
5.875%, 02/15/2053	155,000	170,603
Viatris
3.850%, 06/22/2040	630,000	448,007

		1,636,804

INDUSTRIALS — 1.3%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	565,000	463,591
American Airlines 2019-1 Class AA Pass Through Trust
3.150%, 02/15/2032	83,729	72,922
Bayer US Finance II
4.250%, 12/15/2025 (A)	75,000	72,760
Carlisle
2.200%, 03/01/2032	135,000	106,799
Quanta Services
3.050%, 10/01/2041	150,000	103,486
2.900%, 10/01/2030	140,000	118,919

		938,477

INFORMATION TECHNOLOGY — 2.3%
Dell International
5.300%, 10/01/2029	380,000	379,012
3.450%, 12/15/2051 (A)	165,000	110,492
Oracle
4.300%, 07/08/2034	200,000	181,270
Sprint Capital
8.750%, 03/15/2032	400,000	481,952
VMware
2.200%, 08/15/2031	645,000	505,580

		1,658,306

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

MATERIALS — 0.6%
Amcor Finance USA
5.625%, 05/26/2033	$220,000	$219,692
Amcor Flexibles North America
2.690%, 05/25/2031	125,000	102,402
EIDP
1.700%, 07/15/2025	150,000	139,719

		461,813

REAL ESTATE — 1.2%
Alexandria Real Estate Equities
1.875%, 02/01/2033	140,000	102,942
American Tower
2.300%, 09/15/2031	220,000	174,880
Digital Realty Trust
3.700%, 08/15/2027	150,000	140,241
Extra Space Storage
5.700%, 04/01/2028	265,000	266,476
Prologis
1.250%, 10/15/2030	115,000	89,170
TELUS
3.400%, 05/13/2032	135,000	114,328

		888,037

UTILITIES — 7.8%
American Electric Power
2.031%, 03/15/2024	205,000	200,089
Appalachian Power
4.500%, 03/01/2049	50,000	41,548
Arizona Public Service
2.650%, 09/15/2050	90,000	54,257
Consumers Energy
2.500%, 05/01/2060	67,000	38,084
DTE Energy
1.050%, 06/01/2025	240,000	220,872
Duke Energy Carolinas
6.050%, 04/15/2038	355,000	374,285
6.000%, 01/15/2038	125,000	130,861
Duke Energy Progress
4.150%, 12/01/2044	195,000	162,920
Duke Energy Progress NC Storm Funding
2.387%, 07/01/2037	360,000	283,517
Electricite de France
4.750%, 10/13/2035 (A)	280,000	245,662
Entergy
2.800%, 06/15/2030	90,000	76,507
Entergy Arkansas
3.350%, 06/15/2052	145,000	103,340
Entergy Louisiana
4.000%, 03/15/2033	110,000	99,930
Florida Power & Light
3.950%, 03/01/2048	125,000	104,140
Kentucky Utilities
3.300%, 06/01/2050	160,000	114,312
National Fuel Gas
3.950%, 09/15/2027	135,000	124,740

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

UTILITIES — (continued)
National Grid
5.809%, 06/12/2033	$755,000	$762,929
National Rural Utilities Cooperative Finance
5.450%, 10/30/2025	195,000	195,543
National Rural Utilities Cooperative Finance MTN
1.000%, 10/18/2024	95,000	90,010
NiSource
5.250%, 03/30/2028	825,000	826,603
PacifiCorp
5.500%, 05/15/2054	845,000	768,869
Sempra
3.300%, 04/01/2025	165,000	158,961
Sempra Global
3.250%, 01/15/2032 (A)	175,000	141,752
Vistra Operations
5.125%, 05/13/2025 (A)	305,000	297,730

		5,617,461

TOTAL CORPORATE OBLIGATIONS (Cost $27,112,566)		26,556,309

U.S. TREASURY OBLIGATIONS — 16.5%

U.S. Treasury Bonds
3.875%, 02/15/2043	2,605,000	2,488,589
3.625%, 02/15/2053	405,000	377,726
2.875%, 05/15/2052	140,000	112,738
1.375%, 08/15/2050	1,800,000	1,014,328
U.S. Treasury Notes
3.625%, 05/31/2028	430,000	419,720
3.500%, 02/15/2033	4,460,000	4,298,325
1.500%, 01/31/2027	700,000	634,840
1.250%, 08/31/2024	980,000	937,738
1.125%, 02/28/2025	1,745,000	1,639,959

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,086,123)		11,923,963

ASSET-BACKED SECURITIES — 7.1%

AUTOMOTIVE — 4.5%

Ally Auto Receivables Trust, Ser 2022-1, Cl A3
3.310%, 11/15/2026	155,000	151,420
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl A3
0.370%, 08/18/2025	54,677	54,311
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl A3
0.340%, 12/18/2026	229,132	224,706

ASSET-BACKED SECURITIES — (continued)

	Face Amount	Value

AUTOMOTIVE — (continued)
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	$130,000	$127,560
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	300,000	299,859
BMW Vehicle Owner Trust, Ser 2022-A, Cl A3
3.210%, 08/25/2026	80,000	77,987
Carvana Auto Receivables Trust, Ser 2020-P1, Cl A3
0.440%, 06/09/2025	13,155	13,129
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A3
3.230%, 05/15/2025	200,000	197,817
Ford Credit Auto Owner Trust, Ser 2021-2, Cl A
1.530%, 05/15/2034 (A)	205,000	181,746
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	260,000	256,789
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A3
1.900%, 03/20/2025	370,000	364,101
GM Financial Consumer Automobile Receivables Trust, Ser 2020-2, Cl A3
1.490%, 12/16/2024	4,058	4,043
GM Financial Revolving Receivables Trust, Ser 2021-1, Cl A
1.170%, 06/12/2034 (A)	155,000	136,604
Honda Auto Receivables Owner Trust, Ser 2022-1, Cl A3
1.880%, 05/15/2026	165,000	158,236
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/2027	270,000	268,110
Mercedes-Benz Auto Lease Trust, Ser 2021-B, Cl A3
0.400%, 11/15/2024	157,358	155,298
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (A)	215,000	199,260
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (A)	100,000	99,212
Toyota Auto Receivables Owner Trust, Ser 2020-B, Cl A3
1.360%, 08/15/2024	7,532	7,516
Toyota Auto Receivables Owner Trust, Ser 2022-A, Cl A3
1.230%, 06/15/2026	130,000	125,127

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
July 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — (continued)

	Face Amount	Value

AUTOMOTIVE — (continued)

Volkswagen Auto Loan Enhanced Trust, Ser 2021-1, Cl A3
1.020%, 06/22/2026	$140,087	$135,011

		3,237,842

CREDIT CARD — 0.3%

Capital One Multi-Asset Execution Trust, Ser 2021- A1, Cl A1
0.550%, 07/15/2026	210,000	200,176

OTHER ASSET-BACKED SECURITIES — 2.3%

CNH Equipment Trust, Ser 2020-A, Cl A3
1.160%, 06/16/2025	18,088	17,903

CNH Equipment Trust, Ser 2021-A, Cl A3
0.400%, 12/15/2025	106,578	103,116

CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/2028	235,000	232,592

John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, 09/16/2026	270,000	260,688

John Deere Owner Trust, Ser 2022-B, Cl A3
3.740%, 02/16/2027	215,000	209,187

New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/2061 (A)	235,000	201,484

PSNH Funding 3, Ser 2018-1, Cl A1
3.094%, 02/01/2026	39,749	39,564

Taco Bell Funding, Ser 2021- 1A, Cl A2II
2.294%, 08/25/2051 (A)	177,300	145,284

Verizon Master Trust, Ser 2021- 1, Cl A
0.500%, 05/20/2027	365,000	349,838

Wendy’s Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (A)	176,400	145,100

		1,704,756

TOTAL ASSET-BACKED SECURITIES (Cost $5,239,408)		5,142,774

SOVEREIGN BOND — 0.1%

	Face Amount	Value

PANAMA — 0.1%

Panama Government International Bond
3.160%, 01/23/2030	$120,000	$105,078

TOTAL SOVEREIGN BOND (Cost $115,396)		105,078

TOTAL INVESTMENTS— 99.1% (Cost $73,706,832)		$71,792,569

Percentages are based on Net Assets of $72,427,736.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2023, the value of these securities amounted to $3,279,742, representing 4.5% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Months

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
US VALUE OPPORTUNITIES FUND
July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.8%

	Shares	Value

COMMUNICATION SERVICES — 5.8%
Alphabet, Cl C *	11,941	$1,589,466
Comcast, Cl A	30,237	1,368,527
Electronic Arts	10,960	1,494,396
T-Mobile US *	5,644	777,574

		5,229,963

CONSUMER DISCRETIONARY — 9.9%
Aptiv PLC *	14,349	1,571,072
Aramark	37,100	1,497,727
Las Vegas Sands	32,629	1,951,540
Lithia Motors, Cl A	3,285	1,020,091
Marriott Vacations Worldwide	6,338	814,496
MGM Resorts International	20,020	1,016,416
SeaWorld Entertainment *	20,145	1,115,429

		8,986,771

CONSUMER STAPLES — 2.7%
Dollar General	5,789	977,531
Philip Morris International	14,564	1,452,322

		2,429,853

ENERGY — 7.6%
Enbridge	21,040	774,272
Halliburton	37,642	1,471,049
Hess	12,837	1,947,758
Phillips 66	9,900	1,104,345
Pioneer Natural Resources	7,285	1,644,006

		6,941,430

FINANCIALS — 15.9%
Allstate	9,231	1,040,149
American Express	5,032	849,804
American International Group	19,639	1,183,839
Axis Capital Holdings	16,553	912,401
Berkshire Hathaway, Cl B *	4,468	1,572,557
Chubb	5,241	1,071,313
Fidelity National Information Services	23,483	1,417,904
Jefferies Financial Group	39,399	1,449,489
M&T Bank	7,456	1,042,796
Northern Trust	8,609	689,753
US Bancorp	27,245	1,081,082
Wells Fargo	19,154	884,149
Willis Towers Watson PLC	6,168	1,303,483

		14,498,719

HEALTH CARE — 11.2%
Avantor *	62,309	1,281,696
CVS Health	12,878	961,858
Elevance Health	2,723	1,284,248
Humana	1,547	706,716
LivaNova PLC *	13,520	790,244
Medtronic PLC	14,363	1,260,497
Merck	11,574	1,234,367
Perrigo PLC	29,217	1,070,511
UnitedHealth Group	3,096	1,567,722

		10,157,859

INDUSTRIALS — 16.9%
AECOM	15,429	1,342,323

COMMON STOCK — (continued)

	Shares	Value

INDUSTRIALS — (continued)
AerCap Holdings *	19,328	$1,233,320
BWX Technologies	23,969	1,653,861
CACI International, Cl A *	4,286	1,501,986
Deere	821	352,702
JB Hunt Transport Services	8,341	1,701,063
MDU Resources Group	41,275	913,003
RTX	12,007	1,055,775
Southwest Airlines	33,543	1,145,829
Stanley Black & Decker	10,822	1,074,300
U-Haul Holding, Cl B	8,171	467,463
Vertiv Holdings, Cl A	114,507	2,978,327

		15,419,952

INFORMATION TECHNOLOGY — 10.3%
Broadcom	2,782	2,500,044
Cognizant Technology Solutions, Cl A	8,866	585,422
Microchip Technology	14,838	1,393,882
Oracle	16,991	1,991,855
QUALCOMM	11,633	1,537,533
Skyworks Solutions	11,810	1,350,710

		9,359,446

MATERIALS — 8.7%
Air Products and Chemicals	5,469	1,669,850
Axalta Coating Systems *	48,915	1,565,280
CRH PLC ADR	32,861	1,981,518
DuPont de Nemours	13,058	1,013,693
Element Solutions	60,187	1,261,519
Knife River *	10,319	448,556

		7,940,416

REAL ESTATE — 4.5%
Corporate Office Properties Trust	26,590	691,340
Howard Hughes *	18,000	1,519,740
VICI Properties, Cl A	59,879	1,884,991

		4,096,071

UTILITIES — 5.3%
CenterPoint Energy	41,895	1,260,621
Entergy	11,012	1,130,932
Exelon	27,051	1,132,355
Pinnacle West Capital	15,801	1,308,639

		4,832,547

TOTAL COMMON STOCK (Cost $72,818,913)		89,893,027

TOTAL INVESTMENTS— 98.8% (Cost $72,818,913)		$89,893,027

Percentages are based on Net Assets of $90,990,644.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

PBH-QH-001- 0400